Summary of Significant Accounting Policies (Details Narrative) 10Q - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Stockholders' deficit	$ 2,180,711		$ 2,180,711		$ 5,789,037	$ 3,468,223	$ 2,342,390
Net loss	(1,771,886)	$ 2,111,301	6,722,532	$ 2,968,585	7,266,553	$ 4,274,105
Cash	$ 1,889,395		$ 1,889,395		$ 10,560
Outstanding Options [Member]
Antidilutive securities			21,284,605	23,030,953	21,840,953	1,053,053
Outstanding Warrants [Member]
Antidilutive securities			29,407,413	20,540,456	28,436,413	18,455,264
Common Stock Upon Conversion Of Notes Payable [Member]
Antidilutive securities			11,200,000
Common Stock [Member]
Antidilutive securities				14,200,000